INVENTORY (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Disclosure of inventories

US$ MILLIONS	2022	2021
Natural gas inventory	$193	$132
Raw materials and other	338	268
Total	$531	$400